Property, Plant And Equipment (Schedule of Useful Lives of Property, Plant And Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Minimum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Minimum [Member] | Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	25 years
Maximum [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Maximum [Member] | Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years